PRINCIPAL ACCOUNTING POLICIES - Inventory and Accounts receivable (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 291,800	¥ 69,587	$ 45,282
Inventory provision	4,400	4,700
Accounts receivable
Provision for credit losses	¥ 13,800	¥ 14,100